Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information

11. Segment Information

The Group operates and manages its business as a single segment. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker ("CODM") for making decisions, allocating resources and assessing performance. The Group's CODM has been identified as the chief executive officer, who reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance.

The following table summarizes the revenue information of the Group:

	Year Ended December 31,
	2018	2019	2020
	$	$	$
E-commerce	320,271,080	547,184,192	547,895,262
Online advertising	138,371,646	143,778,573	170,782,688
Listing	3,387,930	1,642,190	848,033
	462,030,656	692,604,955	719,525,983

Geographic

Substantially all of the Group's revenues from external customers are located in the PRC.

Major customers

There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2018, 2019 and 2020, respectively.